Long-term and Short-term Debt (Narrative) (Details) - USD ($)								12 Months Ended
	Dec. 21, 2015	Nov. 08, 2015	Nov. 01, 2015	Aug. 21, 2015	Nov. 28, 2014	Nov. 14, 2014	Sep. 29, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Mar. 31, 2016	Dec. 11, 2015
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)								$ 1,715,000,000	$ 2,027,000,000
Long Term Debt Aggregate Maturities, Year One								20,000,000
Long Term Debt Aggregate Maturities, Year Two								0
Long Term Debt Aggregate Maturities, Year Three								0
Long Term Debt Aggregate Maturities, Year Four								0
Long Term Debt Aggregate Maturities, Year Five								350,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five								1,300,000,000
Repayments of Long-term Debt								$ 673,000,000	$ 390,000,000	$ 27,000,000
Short-term Debt, Weighted Average Interest Rate								0.15%	0.10%	0.12%
Interest Expense [Abstract]
Total interest expense								$ 122,000,000	$ 150,000,000	$ 150,000,000
General Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 4,000,000,000
Line of Credit Facility, Expiration Date								May 30, 2019
Line of Credit Facility, Affiliated Borrower								MetLife, Inc. and MetLife Funding, Inc.
Letters of Credit Outstanding, Amount								$ 484,000,000
Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								210,000,000
Fees associated with credit facilities								$ 4,000,000	4,000,000	3,000,000
Line of Credit Facility, Expiration Date								Jun. 30, 2016
Line of Credit Facility, Affiliated Borrower								MetLife, Inc. and Missouri Reinsurance, Inc.
Letters of Credit Outstanding, Amount								$ 210,000,000
Scenario, Forecast [Member] | Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 0	$ 200,000,000
Surplus Notes, Affiliated [Member]
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)								695,000,000	883,000,000
Repayments of Long-term Debt		$ 188,000,000					$ 217,000,000
Surplus Notes [Member]
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)								502,000,000	701,000,000
Repayments of Long-term Debt			$ 200,000,000
Mortgage Loans, Affiliated [Member]
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)								0	242,000,000
Debt Instrument, Maturity Date	Jan. 01, 2016			Jan. 01, 2020	Jan. 01, 2017	Jan. 01, 2020
Repayments of Long-term Debt	$ 110,000,000				$ 60,000,000	$ 60,000,000		$ 132,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.67%	7.01%		7.26%
Other Notes MPEH [Member]
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)													$ 350,000,000
Debt Instrument, Maturity Date								Dec. 11, 2020
Debt Instrument, Description of Variable Rate Basis								three-month LIBOR plus 3.70%
Debt Issuance Cost								$ 6,000,000
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								100,000,000
Consolidated Securitization Entities [Member]
Debt Instrument [Line Items]
Long-term debt (includes $61 and $91, respectively, at estimated fair value, relating to variable interest entities)								11,000,000	13,000,000
Missouri Reinsurance [Member] | Committed Credit Facility [Member]
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount								210,000,000
Affiliated Entity
Interest Expense [Abstract]
Total interest expense								67,000,000	88,000,000	91,000,000
General Credit Facility [Member]
Line of Credit Facility [Line Items]
Fees associated with credit facilities								$ 4,000,000	$ 4,000,000	$ 3,000,000